BUSINESS ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2024
Wildlife Specialists L L C And Remote Intelligence L L C [Member]
Business Acquisition [Line Items]
Schedule of acquired assets and assumed liabilities

Consideration
Cash	$500,000
Common stock	978,000
Purchase price	$1,478,000

Schedule of fair values assets acquired and liabilities

(Amounts in US$’s)	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Fair Value
Cash	$33,910	$(6,098)	$27,812
Accounts receivable	161,866	170,486	332,352
Other current assets	600	20,947	21,547
Property & equipment	99,490	(77,945)	21,545
Goodwill	1,191,085	1,597,593	2,788,678
Total assets	1,486,951	1,704,983	3,191,934
Assumed liabilities	393,651	334,950	728,601
Non-controlling interest	–	985,333	985,333
Total Consideration for 60% of equity interests	$1,478,000	$–	$1,478,000

T J M Electronics West Inc [Member]
Business Acquisition [Line Items]
Schedule of fair values assets acquired and liabilities

Fair Value
Accounts receivable	$3,400
Property & equipment	91,051
Goodwill	355,549
Total assets	450,000
Total Consideration	$450,000

Terra Data Unmanned P L L C [Member]
Business Acquisition [Line Items]
Schedule of acquired assets and assumed liabilities

Consideration
Cash	$400,000
Common stock	200,000
Purchase price	$600,000

Schedule of fair values assets acquired and liabilities

(Amounts in US$’s)	Fair Value
Cash	$8,691
Goodwill	992,049
Total assets	1,000,740
Assumed liabilities	740
Non-controlling interest	400,000
Total Consideration for 60% of equity interests	$600,000